PGIM Nasdaq-100 Buffer 12 ETF - January Expense Example - PGIM Nasdaq-100 Buffer 12 ETF - January - No Share Class	Jan. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160